Combined and Consolidated Statements of Profit or Loss and Other Comprehensive Income (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Listing expenses total	[1]	$ 480,715

[1]	Refer Note 2.21 to the combined and consolidated financial statements for further details on listing expenses totalling USD 480,715 (2023: USD Nil).